Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share-based Compensation Expenses

The share-based compensation expense included in the determination of net earnings consisted of:

Years ended December 31,	2025	2024

Deferred share units	$6	$11

Performance share units	7	7

Restricted share units	13	10

Cash performance target	-	1

Share-based compensation expense	$26	$29

Summary of Equity-Settled Share-Based Payments
(f)
Equity-Settled Share-Based Payments

	2025		2024
Years ended December 31,	Number of options	TSX CAD Weighted average exercise price	Number of options	TSX CAD Weighted average exercise price

Options outstanding, beginning of period	1,526,323	$10.67	2,297,975	$11.12

Exercised[1]	(437,600)	7.09	(186,314)	5.95

Forfeited	(171,252)	6.91	(118,935)	8.45
		.
Expired	(492,973)	15.13	(466,403)	15.33

Options outstanding, end of period	424,498	$10.71	1,526,323	$10.67

Options exercisable, end of period	386,324	$10.99	1,237,006	$11.54

[1] The weighted average share price of options at the date of exercise for the year ended December 31, 2025 was CAD 10.83 (December 31, 2024 - CAD - $10.42).

Summary of Options Outstanding and Exercisable	he following table summarizes options outstanding and exercisable at December 31, 2025:

	Options Outstanding			Options Exercisable

Range of exercise prices[1]	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price

$5.51 – $10.13	168,447	2.14	$6.71	130,273	1.99	$6.38

$10.14 – $13.07	77,586	0.62	12.40	77,586	0.62	12.40

$13.08 – $13.74	178,465	0.62	13.74	178,465	0.62	13.74

Total	424,498	1.22	$10.71	386,324	1.08	$10.99

[1] The range of exercise prices equal the weighted average market price of the Company’s shares on the five days preceding the effective date of the grant based on prices from the Toronto Stock Exchange ("TSX").

Deferred share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

		TSX CAD		NYSE USD
DSUs outstanding	Number of DSUs	Weighted average grant date fair value per unit	Number of DSUs	Weighted average grant date fair value per unit

January 1, 2025	1,444,957	$10.20	12,833	$6.24

Granted	144,886	13.64	11,077	7.38

In lieu of dividends	17,848	12.97	327	9.17

Vested	(533,031)	11.07	-	-

Forfeited	(573)	12.33	-	-

December 31, 2025	1,074,087	$10.28	24,237	$6.80

Phantom Share Entitlement Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

PSEs outstanding	Number of PSEs	TSX CAD Weighted average grant date fair value per unit

January 1, 2025	102,791	$13.42

Expired	(34,966)	16.12

December 31, 2025	67,825	$12.04

Performance share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

		TSX CAD		NYSE USD
PSUs outstanding	Number of PSUs	Weighted average grant date fair value per unit	Number of PSUs	Weighted average grant date fair value per unit

January 1, 2025	1,162,536	$9.58	351,626	$6.18

Granted	148,813	12.85	333,796	10.41

In lieu of dividends	10,861	12.61	6,325	9.79

Vested	(841,470)	11.24	-	-

Forfeited	(86,478)	7.97	-	-

December 31, 2025	394,262	$7.71	691,747	$8.25

Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

		TSX CAD		NYSE USD
RSUs outstanding	Number of RSUs	Weighted average grant date fair value per unit	Number of RSUs	Weighted average grant date fair value per unit

January 1, 2025	1,752,592	$6.78	1,030,387	$6.12

Granted	469,079	12.88	439,731	9.46

In lieu of dividends	20,283	12.81	15,037	9.24

Vested	(776,799)	12.34	(388,910)	9.42

Forfeited	(384,027)	7.98	(100,087)	6.12

December 31, 2025	1,081,128	$5.12	996,158	$6.36